Consolidated statement of changes in shareholders' equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of changes in shareholders' equity
Reimbursement of share premium per share			$ 0.60
Dividend distribution per share	$ 0.38	$ 0.53
Number of treasury shares cancelled	881,902